UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
October 26, 2007 to November 26, 2007

Commission File Number of issuing entity: 333-141145-07

ChaseFlex Trust Series 2007-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IA4			X
AP			X
AR			X
IM			X
IB1			X
IB2			X
IB3			X
IB4			X
IB5			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐
Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On November 26, 2007 a distribution was made to holders of ChaseFlex Trust Series 2007-3.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of ChaseFlex Trust Series 2007-3, relating to the November 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman

By: Bruce J. Friedman
Title: Vice President

Date: December 10, 2007

EXHIBIT INDEX

Exhibit Number	Description
EX-99.1	Monthly report distributed to holders of ChaseFlex Trust Series 2007-3, relating to the November 26, 2007 distribution.

ChaseFlex Trust Series 2007-3
November 26, 2007

Table of Contents

Pool I Certificates Distribution Report	2
Pool I Certificates Factor Report	2
Pool 2 Certificates Distribution Report	3
Pool 2 Certificates Factor Report	3
Pool 1 Exchanged Certificates Distribution Report	4
Pool 1 Exchanged Certificates Factor Report	4
Pool I Summary	5
Pool I Certificate Class Summary	7
Credit Support Percentages	7
Pool II Summary	8
Supplemental Accounts	10
Pass Through Rates	11
Certificate Interest Carryforward Detail	12
Basis Risk Certificate Interest Carryover	13
Non Supported Interest Shortfall	14
Deferred Certificate Amounts	15
Investor Supplemental Report	16

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	26,331,690.00	26,105,635.83	32,732.33	108,773.48	141,505.81	0.00	0.00	26,072,903.50
IA2	272,386,826.00	266,799,332.10	348,088.18	1,185,589.53	1,533,677.71	0.00	0.00	266,451,243.92
IA3	28,850,825.00	28,268,021.29	32,145.05	327,339.76	359,484.81	0.00	0.00	28,235,876.24
AP	688.00	684.82	0.80	0.00	0.80	0.00	0.00	684.02
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
IM	7,930,600.00	7,918,180.22	3,155.75	41,060.83	44,216.58	0.00	0.00	7,915,024.47
IB1	3,103,300.00	3,098,440.05	1,234.87	16,067.39	17,302.26	0.00	0.00	3,097,205.18
IB2	2,241,300.00	2,237,790.00	891.86	11,604.37	12,496.23	0.00	0.00	2,236,898.14
IB3	1,551,600.00	1,549,170.10	617.41	8,033.44	8,650.85	0.00	0.00	1,548,552.69
IB4	1,379,300.00	1,377,139.94	548.85	7,141.35	7,690.20	0.00	0.00	1,376,591.09
IB5	1,034,434.99	1,032,815.00	411.62	5,355.81	5,767.43	0.00	0.00	1,032,403.38
TOTALS	344,810,663.99	338,387,209.35	419,826.72	1,710,965.96	2,130,792.68	0.00	0.00	337,967,382.63
IA4	6,849,276.00	6,692,676.77	0.00	43,400.15	43,400.15	0.00	0.00	6,675,488.31

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	16165AAA2	991.41512869	1.24307745	4.13089627	5.37397372	990.17205124	5.000000%
IA2	16165AAB0	979.48691579	1.27791856	4.35259498	5.63051353	978.20899723	5.332500%
IA3	16165AAC8	979.79940920	1.11418131	11.34594106	12.46012237	978.68522789	13.895833%
AP	16165ABC7	995.37790698	1.16279070	0.00000000	1.16279070	994.21511628	0.000000%
AR	16165AAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	5.000000%
IM	16165AAG9	998.43394195	0.39792071	5.17751873	5.57543944	998.03602123	6.222768%
IB1	16165AAH7	998.43394129	0.39792157	5.17751748	5.57543905	998.03601972	6.222768%
IB2	16165AAJ3	998.43394459	0.39792085	5.17751751	5.57543836	998.03602374	6.222768%
IB3	16165AAT1	998.43393916	0.39791828	5.17751998	5.57543826	998.03602088	6.222768%
IB4	16165AAU8	998.43394476	0.39791923	5.17751758	5.57543682	998.03602552	6.222768%
IB5	16165AAV6	998.43393735	0.39791771	5.17752208	5.57543979	998.03601964	6.222768%
TOTALS		981.37106734	1.21755724	4.96204479	6.17960203	980.15351010

CLASS	CUSIP	BEGINNING NOTIONAL	PRINCIPAL	INTEREST	TOTAL	ENDING NOTIONAL	CURRENT PASS-THRU RATE
IA4	16165AAX2	977.13638201	0.00000000	6.33645804	6.33645804	974.62685253	7.781667%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IIA1	347,373,000.00	334,734,300.57	7,425,464.44	1,490,939.12	8,916,403.56	0.00	0.00	327,308,836.13
IIA2	38,597,000.00	37,192,700.07	825,051.60	167,581.52	992,633.12	0.00	0.00	36,367,648.47
IIM1	8,097,000.00	8,097,000.00	0.00	36,762.07	36,762.07	0.00	0.00	8,097,000.00
IIM2	3,737,000.00	3,737,000.00	0.00	17,127.66	17,127.66	0.00	0.00	3,737,000.00
IIM3	2,492,000.00	2,492,000.00	0.00	11,743.38	11,743.38	0.00	0.00	2,492,000.00
IIM4	2,283,000.00	2,283,000.00	0.00	11,151.66	11,151.66	0.00	0.00	2,283,000.00
IIM5	1,454,000.00	1,454,000.00	0.00	7,603.11	7,603.11	0.00	0.00	1,454,000.00
IIM6	1,868,000.00	1,868,000.00	0.00	10,572.23	10,572.23	0.00	0.00	1,868,000.00
IIB1	1,454,000.00	1,454,000.00	0.00	8,604.75	8,604.75	0.00	0.00	1,454,000.00
IIB2	2,076,000.00	2,076,000.00	0.00	13,179.57	13,179.57	0.00	0.00	2,076,000.00
TOTALS	409,431,000.00	395,388,000.64	8,250,516.04	1,775,265.07	10,025,781.11	0.00	0.00	387,137,484.60
CE	415,244,838.10	401,201,428.37	0.00	489,085.69	489,085.69	0.00	0.00	392,950,912.33

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IIA1	16165AAD6	963.61634488	21.37605525	4.29204089	25.66809614	942.24028963	5.172500%
IIA2	16165AAE4	963.61634505	21.37605513	4.34182760	25.71788274	942.24028992	5.232500%
IIM1	16165AAK0	1,000.00000000	0.00000000	4.54020872	4.54020872	1,000.00000000	5.272500%
IIM2	16165AAL8	1,000.00000000	0.00000000	4.58326465	4.58326465	1,000.00000000	5.322500%
IIM3	16165AAM6	1,000.00000000	0.00000000	4.71243178	4.71243178	1,000.00000000	5.472500%
IIM4	16165AAN4	1,000.00000000	0.00000000	4.88465177	4.88465177	1,000.00000000	5.672500%
IIM5	16165AAP9	1,000.00000000	0.00000000	5.22909904	5.22909904	1,000.00000000	6.072500%
IIM6	16165AAQ7	1,000.00000000	0.00000000	5.65965203	5.65965203	1,000.00000000	6.572500%
IIB1	16165AAR5	1,000.00000000	0.00000000	5.91798487	5.91798487	1,000.00000000	6.872500%
IIB2	16165AAS3	1,000.00000000	0.00000000	6.34854046	6.34854046	1,000.00000000	7.372500%
TOTALS		965.70118198	20.15117575	4.33593223	24.48710799	945.55000623

CLASS	CUSIP	BEGINNING NOTIONAL	PRINCIPAL	INTEREST	TOTAL	ENDING NOTIONAL	CURRENT PASS-THRU RATE
CE	16165AAW4	966.18041107	0.00000000	1.17782485	1.17782485	946.31137169	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA5	272,386,826.00	266,799,332.10	348,088.18	1,178,919.55	1,527,007.73	0.00	0.00	266,451,243.92
IA6	272,386,826.00	266,799,332.10	348,088.18	1,172,249.57	1,520,337.75	0.00	0.00	266,451,243.92
TOTALS	544,773,652.00	533,598,664.20	696,176.36	2,351,169.12	3,047,345.48	0.00	0.00	532,902,487.84

CLASS	ORIGINAL FACE VALUE	BEGINNING NOTIONAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING NOTIONAL BALANCE
IA7	272,386,826.00	266,799,332.10	0.00	6,669.98	6,669.98	0.00	0.00	266,451,243.92
IA8	272,386,826.00	266,799,332.10	0.00	6,669.98	6,669.98	0.00	0.00	266,451,243.92

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA5	16165AAY0	979.48691579	1.27791856	4.32810781	5.60602637	978.20899723	5.302500%
IA6	16165AAZ7	979.48691579	1.27791856	4.30362065	5.58153921	978.20899723	5.272500%
TOTALS		979.48691579	1.27791856	4.31586423	5.59378279	978.20899723

CLASS	CUSIP	BEGINNING NOTIONAL	PRINCIPAL	INTEREST	TOTAL	ENDING NOTIONAL	CURRENT PASS-THRU RATE
IA7	16165ABA1	979.48691579	0.00000000	0.02448716	0.02448716	978.20899723	0.030000%
IA8	16165ABB9	979.48691579	0.00000000	0.02448716	0.02448716	978.20899723	0.030000%

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Pool I Available Remitance Amount	2,174,195.96
Pool I Principal Remittance Amount (Total)	419,826.72
Pool I Interest Remittance Amount (Total)	1,754,369.23

Pool I Summary

Pool I Total Scheduled Principal Amount	134,924.30
Subgroup 1 AP Scheduled Principal Amount	0.80
Subgroup 1 Non-PO Scheduled Principal Amount	14,551.53
Subgroup 2 Scheduled Principal Amount	87,215.87
Subgroup 3 Scheduled Principal Amount	33,156.10

Pool I Total Unscheduled Principal Amounts	284,902.42
Subgroup 1 AP Unscheduled Principal Amount	0.00
Subgroup 1 Non-PO Unscheduled Principal Amount	18,912.93
Subgroup 2 Unscheduled Principal Amount	56,814.71
Subgroup 3 Unscheduled Principal Amount	209,174.78

Subgroup 1 One Month CPR	0.822949%
Subgroup 2 One Month CPR	0.321009%
Subgroup 3 One Month CPR	2.513610%

Pool I Total Net Liquidation Proceeds	0.00
Subgroup 1 AP Net Liquidation Proceeds	0.00
Subgroup 1 Net Liquidation Proceeds	0.00
Subgroup 2 Net Liquidation Proceeds	0.00
Subgroup 3 Net Liquidation Proceeds	0.00

Pool I Total Repurchase Proceeds	0.00
Subgroup 1 AP Repurchase Proceeds	0.00
Subgroup 1 Repurchase Proceeds	0.00
Subgroup 2 Repurchase Proceeds	0.00
Subgroup 3 Repurchase Proceeds	0.00

Pool I Total Beginning Principal Balance of Mortgage Loans	338,387,209.87
Subgroup 1 AP Beginning Principal Balance	685.32
Subgroup 1 Beginning Principal Balance	27,487,997.34
Subgroup 2 Beginning Principal Balance	212,160,189.91
Subgroup 3 Beginning Principal Balance	98,737,651.98

Pool I Total Ending Principal Balance of Mortgage Loans	337,967,383.15
Subgroup 1 AP Ending Principal Balance	684.52
Subgroup 1 Ending Principal Balance	27,454,533.67
Subgroup 2 Ending Principal Balance	212,016,159.34
Subgroup 3 Ending Principal Balance	98,495,321.10

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Pool I & Pool II Aggregate Amount of Servicer Advances	750,403.07

Pool I & Pool II Aggregate Amount of Recovered Servicer Advances	535,193.73

Pool I Aggregate Number of Outstanding Mortgage Loans	759.00
Pool I Weighted Average Coupon	6.477395%
Subgroup 1 Weighted Average Coupon	6.083219%
Subgroup 2 Weighted Average Coupon	6.413306%
Subgroup 3 Weighted Average Coupon	6.724844%

Pool I Weighted Average Remaining Term	354

Pool I Total Gross Interest	1,826,555.65
Subgroup 1 AP Gross Interest	3.00
Subgroup 1 Gross Interest	139,349.74
Subgroup 2 Gross Interest	1,133,873.46
Subgroup 3 Gross Interest	553,329.45

Pool I Total Servicing Fees	72,189.12
Subgroup 1 Servicing Fees	5,864.25
Subgroup 2 Servicing Fees	45,260.84
Subgroup 3 Servicing Fees	21,064.03

Pool 1 Current Period Aggregate Realized Losses	0.00
Current Period Subgroup 1 Realized Losses	0.00
Current Period Subgroup 2 Realized Losses	0.00
Current Period Subgroup 3 Realized Losses	0.00

Pool 1 Cumulative Realized Losses	0.00
Cumulative Subgroup 1 Realized Losses	0.00
Cumulative Subgroup 2 Realized Losses	0.00
Cumulative Subgroup 3 Realized Losses	0.00

Fraud Loss Amount	10,300,868.00
Bankruptcy Loss Amount	68,050.00
Special Hazard Loss Amount	4,000,000.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Pool I Certificate Class Summary

	Class Principal Balance	Class Percentage
Class A	321,173,674.03	94.913065%
Class AP	684.82	0.000093%
Class A Subgroup 1	26,105,635.83	94.968668%
Class A Subgroup 2	201,369,880.51	94.914074%
Class A Subgroup 3	93,697,472.87	94.895383%
Class IM	7,918,180.22	1.070620%
Class IB	9,295,355.09	4.016314%

Credit Support Percentages

	Original Credit Support	Current Credit Support
Class IM	2.70%	2.75%
Class IB1	1.80%	1.83%
Class IB2	1.15%	1.17%
Class IB3	0.70%	0.71%
Class IB4	0.30%	0.31%

Class IA2 Subgroup 2 Beginning Sub-Balance	179,794,535.99
Class IA2 Subgroup 3 Beginning Sub-Balance	87,004,796.10
Class IA3 Subgroup 2 Beginning Sub-Balance	21,575,344.52
Class IA3 Subgroup 3 Beginning Sub-Balance	6,692,676.77

Class IA2 Subgroup 2 Ending Sub-Balance	179,669,897.74
Class IA2 Subgroup 3 Ending Sub-Balance	86,781,346.17
Class IA3 Subgroup 2 Ending Sub-Balance	21,560,387.93
Class IA3 Subgroup 3 Ending Sub-Balance	6,675,488.31

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Pool II Principal Funds:
Scheduled Principal Payments	124,143.09
Principal Prepayments (Total)	7,889,581.18
Curtailments	236,727.27
Curtailment Interest Adjustments	64.50
Repurchase Principal	0.00
Substitution Amounts	0.00
Net Liquidation Proceeds	0.00
Other Principal Adjustments	0.00
Non Recoverable Principal Advances	0.00
Repurchase Principal Adjustments	0.00
Pool II Interest Funds:
Gross Interest	2,397,827.22
Non Recoverable Interest Advances	0.00
Servicing Fees	85,589.64

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected	0
Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected	0.00
Amount of Prepayment Penalties Collected	0.00

Pool II Available Remitance Amount	10,562,753.62
Pool II Principal Remittance Amount (Total)	8,250,516.04
Pool II Interest Remittance Amount (Total)	2,312,237.58

Pool II Summary:
Pool II Beginning Number of Loans Outstanding	939

Pool II Ending Number of Loans Outstanding	923

Pool II Beginning Aggregate Loan Balance	401,201,428.37

Pool II Ending Aggregate Loan Balance	392,950,912.33

Pool II Weighted Average Remaining Term To Maturity	354

Pool II Net Weighted Average Coupon Rate	6.77271%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Pool II Loss Detail:

Pool II Current Realized Losses- Reduced by Recoveries	0.00

Pool II Cumulative Realized Losses - Reduced by Recoveries	0.00

Current Applied Losses	0.00
Cumulative Applied Losses	0.00
Recoveries	0.00

Trigger Event (Effective July 2010)	NO
TEST I - Trigger Event Occurrence	NO
(Is Delinquency Percentage > 49.65% of Senior Enhancement Percentage?)
Delinquency Percentage	0.00000%
49.65% of Senior Enhancement Percentage	3.69887%
OR
TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

STEP-DOWN DATE
Has Step-Down Date Occurred ?	NO

Pool II O/C Reporting
Targeted Over collateralization Amount	5,813,427.73
Ending Over collateralization Amount	5,813,427.73
Ending Over collateralization Deficiency	0.00
Over collateralization Release Amount	0.00
Monthly Excess Interest	490,976.34
Payment to Class CE	489,085.69

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Interest Accrual Period
Start Date	October 25, 2007
End Date	November 26, 2007
Number of Days in Accrual Period	31

Dates:
Record Date	11/23/07
Determination Date	11/15/07
Distribution Date	11/26/07

Supplemental Interest Trust Account:
Yield Maintenance Amount	0.00

Net Swap Payment Due	47,886.82
Net Swap Payment Paid	47,886.82
Net Swap Receipt Due	0.00

Beginning Balance	16,678.41
Additions to the Swap Account	47,886.82
Withdrawals from the Swap Account	47,886.82
Ending Balance	16,678.41

Beginning Balance	16,678.41
Additions to the Supp Interest Trust Account	0.00
Withdrawals from the Supp Interest Trust Account	0.00
Ending Balance	16,678.41

Basis Risk Reserve Fund Account:
Beginning Balance	0.00
Additions to the Basis Risk Reserve Fund	1,890.65
Withdrawals from the Basis Risk Reserve Fund	1,890.65
Ending Balance	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Pool II Available Net Funds Cap to Libor Certificates	6.554235

One-Month LIBOR for Such Distribution Date	4.872500

Pass Through Rates

	LIBOR Certificates Uncapped Pass Through Rate for Current Distribution Date	LIBOR Certificates Uncapped Pass Through Rate for Next Distribution Date
Class IIM1	5.272500	5.183100
Class IIM2	5.322500	5.233100
Class IIM3	5.472500	5.383100
Class IIM4	5.672500	5.583100
Class IIM5	6.072500	5.983100
Class IIM6	6.572500	6.483100
Class IIB1	6.872500	6.783100
Class IIB2	7.372500	7.283100

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Certificate Interest Carryforward Detail

	Interest Carryforward Balance	Current Interest Carryforward Paid	Interest Carryforward Amount Occurred	Remaining Interest Carryforward Amount
IA1	0.00	0.00	0.00	0.00
IA2	0.00	0.00	0.00	0.00
IA3	0.00	0.00	0.00	0.00
IA4	0.00	0.00	0.00	0.00
IA5	0.00	0.00	0.00	0.00
IA6	0.00	0.00	0.00	0.00
IA7	0.00	0.00	0.00	0.00
IA8	0.00	0.00	0.00	0.00
IM	0.00	0.00	0.00	0.00
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IB1	0.00	0.00	0.00	0.00
IB2	0.00	0.00	0.00	0.00
IB3	0.00	0.00	0.00	0.00
IB4	0.00	0.00	0.00	0.00
IB5	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Basis Risk Certificate Interest Carryover

	Current Certificate Interest Carryover Amount	Certificate Interest Carryover Amount Paid	Remaining Certificate Interest Carryover Amount
IIM1	0.00	0.00	0.00
IIM2	0.00	0.00	0.00
IIM3	0.00	0.00	0.00
IIM4	0.00	0.00	0.00
IIM5	0.00	0.00	0.00
IIM6	29.38	29.38	0.00
IIB1	398.48	398.48	0.00
IIB2	1,462.78	1,462.78	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Non Supported Interest Shortfall

	Prepayment Interest Shortfalls	Relief Act Interest Shortfalls
IA1	0.00	0.00
IA2	0.00	0.00
IA3	0.00	0.00
IA4	0.00	0.00
IA5	0.00	0.00
IA6	0.00	0.00
IA7	0.00	0.00
IA8	0.00	0.00
IM	0.00	0.00
IIM1	0.00	0.00
IIM2	0.00	0.00
IIM3	0.00	0.00
IIM4	0.00	0.00
IIM5	0.00	0.00
IIM6	0.00	0.00
IB1	0.00	0.00
IB2	0.00	0.00
IB3	0.00	0.00
IB4	0.00	0.00
IB5	0.00	0.00
IIB1	0.00	0.00
IIB2	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

Deferred Certificate Amounts

	Previous Deferred Amounts	Current Deferred Amounts	Deferred Amounts Paid	Remaining Deferred Amounts
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
November 26, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION

Pool I: Is there any material changes to methology regarding calculations of delinquencies and charge-offs?	NO

Pool II: Is there any material changes to methology regarding calculations of delinquencies and charge-offs?	NO

Pool I: Is there any material modifications, extensions or waivers to pool asset terms, fees, penalties or
payments during the distribution period or that have cumulatively become material over time?	NO

Pool II: Is there any material modifications, extensions or waivers to pool asset terms, fees, penalties or
payments during the distribution period or that have cumulatively become material over time?	NO

Pool I: Is there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Pool II: Is there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Pool I: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Pool II: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Pool I: Is there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?	NO

Pool II: Is there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.